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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Brazil 0.4%
Pagseguro Digital Ltd., Class A(a)	68,498	1,843,966
China 2.1%
Alibaba Group Holding Ltd., ADR(a)	28,015	5,245,249
Ping An Insurance Group Co. of China Ltd., Class H	414,500	3,858,697
Total		9,103,946
France 1.9%
Elis SA	356,768	8,201,889
Germany 2.6%
Adidas AG	50,742	11,223,244
Hong Kong 4.9%
AIA Group Ltd.	2,466,000	21,586,268
India 7.0%
HDFC Bank Ltd.	490,733	15,494,695
Kotak Mahindra Bank Ltd.	801,304	15,295,606
Total		30,790,301
Indonesia 0.5%
PT Bank Central Asia Tbk	1,503,800	2,427,390
Ireland 1.6%
Ingersoll-Rand PLC	72,206	7,113,013
Japan 4.7%
Keyence Corp.	29,400	15,551,671
Nihon M&A Center, Inc.	183,200	4,888,686
Total		20,440,357
Netherlands 5.9%
RELX NV	641,782	13,954,948
Unilever NV-CVA	203,417	11,712,505
Total		25,667,453
South Korea 1.6%
Samsung Electronics Co., Ltd.	166,168	6,897,677
Spain 2.1%
Cellnex Telecom SA	349,540	9,282,362
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.0%
Atlas Copco AB, Class B	219,356	5,748,991
Epiroc AB, Class B(a)	288,051	3,052,513
Total		8,801,504
Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	485,000	3,877,921
United Kingdom 8.3%
Aon PLC	68,215	9,792,263
British American Tobacco PLC	291,802	16,090,023
DS Smith PLC	737,898	4,881,379
Genus PLC	41,159	1,549,386
InterContinental Hotels Group PLC	66,086	4,082,906
Total		36,395,957
United States 52.0%
Activision Blizzard, Inc.	53,840	3,952,933
Adobe Systems, Inc.(a)	50,968	12,470,850
Agilent Technologies, Inc.	68,809	4,544,146
Alphabet, Inc., Class A(a)	17,515	21,494,758
Amazon.com, Inc.(a)	7,172	12,747,800
Applied Materials, Inc.	145,813	7,090,886
Automatic Data Processing, Inc.	29,262	3,950,078
Becton Dickinson and Co.	42,846	10,727,353
Boston Scientific Corp.(a)	333,225	11,199,692
Centene Corp.(a)	79,537	10,366,057
Charles Schwab Corp. (The)	114,506	5,846,676
Cooper Companies, Inc. (The)	32,918	8,575,139
Equinix, Inc.	15,374	6,753,491
Intercontinental Exchange, Inc.	78,530	5,804,152
MasterCard, Inc., Class A	101,820	20,160,360
Microsoft Corp.	269,826	28,623,142
S&P Global, Inc.	42,511	8,520,905
Thermo Fisher Scientific, Inc.	52,548	12,324,083
TransUnion	126,320	9,145,568
UnitedHealth Group, Inc.	53,159	13,460,922
Columbia Select Global Equity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Visa, Inc., Class A	76,482	10,458,149
Total		228,217,140
Total Common Stocks (Cost $344,164,758)		431,870,388

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(b),(c)	7,914,210	7,913,418
Total Money Market Funds (Cost $7,913,684)		7,913,418
Total Investments in Securities (Cost $352,078,442)		439,783,806
Other Assets & Liabilities, Net		(1,361,867)
Net Assets		$438,421,939
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	5,709,951	101,239,103	(99,034,844)	7,914,210	(638)	(266)	86,680	7,913,418
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Select Global Equity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	1,843,966	—	—	—	1,843,966
China	5,245,249	3,858,697	—	—	9,103,946
France	—	8,201,889	—	—	8,201,889
Germany	—	11,223,244	—	—	11,223,244
Hong Kong	—	21,586,268	—	—	21,586,268
India	—	30,790,301	—	—	30,790,301
Indonesia	—	2,427,390	—	—	2,427,390
Ireland	7,113,013	—	—	—	7,113,013
Japan	—	20,440,357	—	—	20,440,357
Netherlands	—	25,667,453	—	—	25,667,453
South Korea	—	6,897,677	—	—	6,897,677
Spain	—	9,282,362	—	—	9,282,362
Sweden	—	8,801,504	—	—	8,801,504
Taiwan	—	3,877,921	—	—	3,877,921
Columbia Select Global Equity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	9,792,263	26,603,694	—	—	36,395,957
United States	228,217,140	—	—	—	228,217,140
Total Common Stocks	252,211,631	179,658,757	—	—	431,870,388
Money Market Funds	—	—	—	7,913,418	7,913,418
Total Investments in Securities	252,211,631	179,658,757	—	7,913,418	439,783,806
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Select Global Equity Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Contrarian Europe Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Belgium 2.2%
KBC Group NV	113,927	8,760,582
Denmark 1.7%
Novo Nordisk A/S, Class B	135,270	6,753,364
Finland 2.8%
Sampo OYJ, Class A	218,767	11,117,728
France 11.7%
Airbus Group SE	70,738	8,768,053
Dassault Systemes	70,445	10,527,507
Essilor International Cie Generale d’Optique SA	67,253	9,924,657
LVMH Moet Hennessy Louis Vuitton SE	34,664	12,113,689
VINCI SA	42,738	4,297,908
Total		45,631,814
Germany 13.9%
Adidas AG	48,100	10,638,880
Allianz SE, Registered Shares	43,694	9,663,839
Continental AG	36,739	8,463,267
Fresenius Medical Care AG & Co. KGaA	127,689	12,473,619
Infineon Technologies AG	90,374	2,394,682
SAP SE	90,560	10,573,749
Total		54,208,036
Ireland 4.1%
Kingspan Group PLC	124,270	5,771,917
Ryanair Holdings PLC, ADR(a)	97,968	10,325,827
Total		16,097,744
Italy 2.4%
Moncler SpA	43,955	1,938,762
Pirelli & C. SpA(a),(b)	476,199	4,160,733
UniCredit SpA	189,298	3,356,636
Total		9,456,131
Netherlands 6.8%
Adyen NV(a)	2,430	1,552,606
ASML Holding NV	40,400	8,668,859
Ferrari NV	26,381	3,510,573
RELX NV	583,122	12,679,441
Total		26,411,479
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 1.1%
DNB ASA	214,198	4,321,171
Spain 7.1%
Amadeus IT Group SA, Class A	90,356	7,713,018
Cellnex Telecom SA	277,464	7,368,317
Grifols SA	218,202	6,340,589
Industria de Diseno Textil SA	191,542	6,282,628
Total		27,704,552
Sweden 8.0%
Atlas Copco AB, Class A	418,375	11,980,828
Epiroc AB, Class A(a)	473,692	5,671,623
Nordea Bank AB	560,304	5,959,278
Volvo AB, B Shares	424,683	7,445,156
Total		31,056,885
Switzerland 4.2%
Adecco Group AG, Registered Shares	79,157	4,875,013
Sika AG	81,433	11,588,052
Total		16,463,065
United Kingdom 31.0%
3i Group PLC	640,971	7,972,217
ConvaTec Group PLC(b)	4,248,473	12,212,166
Galiform PLC	768,548	4,812,781
Imperial Brands PLC	342,865	13,149,798
ITV PLC	3,826,187	8,278,866
John Wood Group PLC	1,452,495	12,388,253
Prudential PLC	644,299	15,264,422
Reckitt Benckiser Group PLC	121,140	10,807,383
Rio Tinto PLC	208,459	11,482,160
Schroders PLC	174,181	7,116,978
Unilever PLC	182,977	10,459,246
Weir Group PLC (The)	272,306	6,964,233
Total		120,908,503
Total Common Stocks (Cost $332,930,505)		378,891,054
Columbia Contrarian Europe Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Contrarian Europe Fund, July 31, 2018 (Unaudited)
Preferred Stocks 2.4%
Issuer	Shares	Value ($)
Germany 2.4%
Henkel AG & Co. KGaA	47,243	5,924,876
Volkswagen AG	18,575	3,306,321
Total		9,231,197
Total Preferred Stocks (Cost $9,670,526)		9,231,197

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(c),(d)	1,221,572	1,221,450
Total Money Market Funds (Cost $1,221,450)		1,221,450
Total Investments in Securities (Cost $343,822,481)		389,343,701
Other Assets & Liabilities, Net		1,338,522
Net Assets		$390,682,223
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $16,372,899, which represents 4.19% of net assets.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	2,139,499	65,923,407	(66,841,334)	1,221,572	165	—	25,024	1,221,450
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	Columbia Contrarian Europe Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Contrarian Europe Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	8,760,582	—	—	8,760,582
Denmark	—	6,753,364	—	—	6,753,364
Finland	—	11,117,728	—	—	11,117,728
France	—	45,631,814	—	—	45,631,814
Germany	—	54,208,036	—	—	54,208,036
Ireland	10,325,827	5,771,917	—	—	16,097,744
Italy	—	9,456,131	—	—	9,456,131
Netherlands	—	26,411,479	—	—	26,411,479
Norway	—	4,321,171	—	—	4,321,171
Spain	—	27,704,552	—	—	27,704,552
Sweden	—	31,056,885	—	—	31,056,885
Columbia Contrarian Europe Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Contrarian Europe Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	—	16,463,065	—	—	16,463,065
United Kingdom	—	120,908,503	—	—	120,908,503
Total Common Stocks	10,325,827	368,565,227	—	—	378,891,054
Preferred Stocks
Germany	—	9,231,197	—	—	9,231,197
Total Preferred Stocks	—	9,231,197	—	—	9,231,197
Money Market Funds	—	—	—	1,221,450	1,221,450
Total Investments in Securities	10,325,827	377,796,424	—	1,221,450	389,343,701
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Contrarian Europe Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Brazil 0.9%
Pagseguro Digital Ltd., Class A(a)	416,368	11,208,627
China 1.7%
Alibaba Group Holding Ltd., ADR(a)	63,200	11,832,936
Ctrip.com International Ltd., ADR(a)	70,900	2,917,535
JD.com, Inc., ADR(a)	100,100	3,589,586
Secoo Holding Ltd., ADR(a)	269,787	3,169,997
Total		21,510,054
Israel 1.0%
Orbotech Ltd.(a)	184,249	11,836,156
Japan 0.6%
Tokyo Electron Ltd.	40,300	7,064,592
South Korea 1.0%
Hugel, Inc.(a)	28,436	12,161,525
United States 94.2%
Adobe Systems, Inc.(a)	25,600	6,263,808
Advanced Energy Industries, Inc.(a)	79,100	4,844,084
Alphabet, Inc., Class A(a)	36,100	44,302,642
Alphabet, Inc., Class C(a)	28,143	34,257,348
Apple, Inc.	343,785	65,418,848
Applied Materials, Inc.	802,800	39,040,164
Arris International PLC(a)	802,175	20,262,941
Broadcom, Inc.	314,796	69,812,309
Carbon Black, Inc.(a)	27,890	578,996
Cisco Systems, Inc.	125,100	5,290,479
CommScope Holding Co., Inc.(a)	61,700	1,981,187
Cornerstone OnDemand, Inc.(a)	180,900	8,936,460
Cypress Semiconductor Corp.	627,769	11,180,566
DXC Technology Co.	196,392	16,642,258
eBay, Inc.(a)	590,100	19,738,845
Electronics for Imaging, Inc.(a)	704,002	24,020,548
Euronet Worldwide, Inc.(a)	132,874	12,216,436
Facebook, Inc., Class A(a)	72,300	12,477,534
Fidelity National Information Services, Inc.	50,200	5,177,126
ForeScout Technologies, Inc.(a)	56,100	1,905,156
Fortinet, Inc.(a)	312,560	19,663,150
Common Stocks (continued)
Issuer	Shares	Value ($)
GoDaddy, Inc., Class A(a)	61,000	4,490,820
GreenSky, Inc., Class A(a)	227,644	3,938,241
Inphi Corp.(a)	511,525	16,082,346
Integrated Device Technology, Inc.(a)	823,242	28,344,222
Lam Research Corp.	519,493	99,036,146
Lattice Semiconductor Corp.(a)	2,076,726	15,970,023
LogMeIn, Inc.	120,177	9,740,346
Lumentum Holdings, Inc.(a)	120,600	6,301,350
Marvell Technology Group Ltd.	1,773,132	37,785,443
Maxim Integrated Products, Inc.	311,866	19,067,487
Microchip Technology, Inc.	251,000	23,450,930
Micron Technology, Inc.(a)	1,232,419	65,059,399
Microsoft Corp.	191,400	20,303,712
NetApp, Inc.	164,800	12,775,296
Nuance Communications, Inc.(a)	2,409,457	35,587,680
ON Semiconductor Corp.(a)	624,904	13,779,133
Oracle Corp.	696,300	33,199,584
Palo Alto Networks, Inc.(a)	26,400	5,234,064
Perspecta, Inc.	98,196	2,130,853
Pluralsight, Inc., Class A(a)	30,931	717,909
Qorvo, Inc.(a)	335,029	27,391,971
SailPoint Technologies Holding, Inc.(a)	159,016	3,830,695
Salesforce.com, Inc.(a)	128,633	17,642,016
Splunk, Inc.(a)	70,861	6,809,742
Synaptics, Inc.(a)	515,577	25,835,563
Synopsys, Inc.(a)	500,011	44,715,984
Tenable Holdings, Inc.(a)	20,820	622,518
Teradyne, Inc.	751,654	32,509,035
TiVo Corp.	1,019,300	12,384,495
Verint Systems, Inc.(a)	171,600	7,704,840
Viavi Solutions, Inc.(a)	120,600	1,220,472
Visa, Inc., Class A	252,300	34,499,502
Western Digital Corp.	494,400	34,682,160
Xerox Corp.	1,060,797	27,548,898
Columbia Seligman Global Technology Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Zynga, Inc., Class A(a)	431,600	1,635,764
Total		1,156,039,524
Total Common Stocks (Cost $833,649,811)		1,219,820,478

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(b),(c)	9,013,438	9,012,537
Total Money Market Funds (Cost $9,012,965)		9,012,537
Total Investments in Securities (Cost $842,662,776)		1,228,833,015
Other Assets & Liabilities, Net		(1,438,802)
Net Assets		$1,227,394,213
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	31,818,736	237,755,866	(260,561,164)	9,013,438	(4,923)	(1,378)	225,283	9,012,537
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Seligman Global Technology Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	11,208,627	—	—	—	11,208,627
China	21,510,054	—	—	—	21,510,054
Israel	11,836,156	—	—	—	11,836,156
Japan	—	7,064,592	—	—	7,064,592
South Korea	—	12,161,525	—	—	12,161,525
United States	1,156,039,524	—	—	—	1,156,039,524
Total Common Stocks	1,200,594,361	19,226,117	—	—	1,219,820,478
Money Market Funds	—	—	—	9,012,537	9,012,537
Total Investments in Securities	1,200,594,361	19,226,117	—	9,012,537	1,228,833,015
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Seligman Global Technology Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Contrarian Asia Pacific Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.3%
Issuer	Shares	Value ($)
Australia 8.4%
BHP Billiton Ltd.	13,256	346,201
Macquarie Group Ltd.	2,992	272,984
QBE Insurance Group Ltd.	34,171	256,599
Star Entertainment Group Ltd. (The)	60,787	224,275
Westpac Banking Corp.	34,165	747,956
Total		1,848,015
Cayman Islands 2.1%
Gourmet Master Co., Ltd.	51,888	467,895
China 43.1%
51job, Inc., ADR(a)	2,910	267,051
58.Com, Inc., ADR(a)	8,375	563,302
Alibaba Group Holding Ltd., ADR(a)	7,134	1,335,699
BAIC Motor Corp., Ltd., Class H(b)	283,500	235,628
Bank of China Ltd., Class H	1,883,000	889,560
Baozun, Inc., ADR(a)	7,350	425,198
BBMG Corp., Class H	847,000	334,125
Brilliance China Automotive Holdings Ltd.	376,000	492,246
China Construction Bank Corp., Class H	933,380	853,374
China Overseas Land & Investment Ltd.	92,000	289,839
CSPC Pharmaceutical Group Ltd.	124,000	325,075
Kweichow Moutai Co., Ltd., Class A	4,500	480,104
New Oriental Education & Technology Group, Inc., ADR	2,823	242,891
O-film Tech Co., Ltd., Class A	101,100	247,884
Ping An Insurance Group Co. of China Ltd., Class H	99,500	926,274
Sino Biopharmaceutical Ltd.	180,000	246,532
Sinopec Kantons Holdings Ltd.	1,042,000	461,642
Tencent Holdings Ltd.	18,400	837,465
Total		9,453,889
Hong Kong 8.3%
AIA Group Ltd.	58,200	509,457
CK Asset Holdings Ltd.	30,000	229,754
Galaxy Entertainment Group Ltd.	28,000	225,586
Hong Kong Exchanges and Clearing Ltd.	8,814	261,207
Melco International Development Ltd.	98,000	278,757
MGM China Holdings Ltd.	145,200	313,164
Total		1,817,925
Common Stocks (continued)
Issuer	Shares	Value ($)
India 2.1%
Reliance Industries Ltd.	26,780	464,124
Indonesia 2.2%
PT Astra International Tbk	551,000	273,364
PT Bank Mandiri Persero Tbk	453,900	209,565
Total		482,929
Singapore 3.1%
DBS Group Holdings Ltd.	21,332	419,714
United Overseas Bank Ltd.	13,300	264,477
Total		684,191
South Korea 15.5%
E-MART, Inc., Class L	2,595	507,315
Hana Financial Group, Inc.	12,273	493,469
LG Chem Ltd.	873	293,611
Samsung Electronics Co., Ltd.	27,819	1,154,774
Samsung Life Insurance Co., Ltd.	4,566	393,108
Shinsegae, Inc.	1,840	546,040
Total		3,388,317
Taiwan 8.3%
King Yuan Electronics Co., Ltd.	365,000	315,434
MediaTek, Inc.	30,000	249,499
Taiwan Semiconductor Manufacturing Co., Ltd.	158,000	1,263,323
Total		1,828,256
Thailand 2.2%
Bangkok Bank PCL, Foreign Registered Shares	44,700	279,656
Thai Beverage PCL	352,400	196,955
Total		476,611
Total Common Stocks (Cost $18,782,450)		20,912,152

Preferred Stocks 1.4%
Issuer	Shares	Value ($)
South Korea 1.4%
Samsung SDI Co., Ltd.	3,558	311,641
Total Preferred Stocks (Cost $326,133)		311,641
Columbia Contrarian Asia Pacific Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Contrarian Asia Pacific Fund, July 31, 2018 (Unaudited)
Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(c),(d)	648,658	648,593
Total Money Market Funds (Cost $648,597)		648,593
Total Investments in Securities (Cost $19,757,180)		21,872,386
Other Assets & Liabilities, Net		79,907
Net Assets		$21,952,293
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $235,628, which represents 1.07% of net assets.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	236,167	26,294,653	(25,882,162)	648,658	172	(4)	7,422	648,593
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Contrarian Asia Pacific Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Contrarian Asia Pacific Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	1,848,015	—	—	1,848,015
Cayman Islands	—	467,895	—	—	467,895
China	2,834,141	6,619,748	—	—	9,453,889
Hong Kong	—	1,817,925	—	—	1,817,925
India	—	464,124	—	—	464,124
Indonesia	—	482,929	—	—	482,929
Singapore	—	684,191	—	—	684,191
South Korea	—	3,388,317	—	—	3,388,317
Taiwan	—	1,828,256	—	—	1,828,256
Thailand	—	476,611	—	—	476,611
Total Common Stocks	2,834,141	18,078,011	—	—	20,912,152
Preferred Stocks
South Korea	—	311,641	—	—	311,641
Total Preferred Stocks	—	311,641	—	—	311,641
Money Market Funds	—	—	—	648,593	648,593
Total Investments in Securities	2,834,141	18,389,652	—	648,593	21,872,386
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Contrarian Asia Pacific Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.6%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/2021	2.610%	203,251	200,867
Total Asset-Backed Securities — Non-Agency (Cost $204,618)			200,867

Commercial Mortgage-Backed Securities - Agency 0.8%

United States 0.8%
Government National Mortgage Association
Series 2013-13 Class AC
04/16/2046	1.700%	318,122	297,063
Total Commercial Mortgage-Backed Securities - Agency (Cost $315,301)			297,063

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

United States 3.6%
American Homes 4 Rent Trust(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	940,541	927,650
VSD (a)
Series 2017-PLT1 Class A
12/25/2043	3.600%	381,268	381,014
Total			1,308,664
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,321,771)			1,308,664

Corporate Bonds & Notes(b) 38.5%

Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	7,000	7,578
Bermuda 0.5%
Bacardi Ltd.(a)
05/15/2048	5.300%	200,000	194,765
Canada 1.0%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	25,000	23,981
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	8,000	7,930
05/15/2023	5.875%	14,000	13,443
03/15/2024	7.000%	14,000	14,868
11/01/2025	5.500%	9,000	9,027
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2023	7.250%		5,000	5,165
01/15/2025	7.625%		17,000	17,590
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%		7,000	6,869
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%		12,000	11,950
Teck Resources Ltd.
07/15/2041	6.250%		44,000	45,873
Thomson Reuters Corp.
05/23/2043	4.500%		210,000	194,557
Total				351,253
France 4.5%
Altice France SA(a)
05/01/2026	7.375%		69,000	68,227
02/01/2027	8.125%		9,000	9,183
French Republic Government Bond OAT(a)
05/25/2028	0.750%	EUR	1,300,000	1,531,960
SPCM SA(a)
09/15/2025	4.875%		11,000	10,520
Total				1,619,890
Germany 0.2%
Unitymedia GmbH(a)
01/15/2025	6.125%		7,000	7,283
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%		45,000	45,763
Total				53,046
Ireland 0.8%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%		30,000	31,243
02/15/2025	6.000%		13,000	12,690
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%		13,000	12,975
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		215,000	209,423
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%		2,000	2,003
Total				268,334
Italy 0.6%
Assicurazioni Generali SpA, Subordinated(a),(c)
06/08/2048	5.000%	EUR	150,000	183,993
Columbia Global Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
09/30/2034	6.000%	27,000	26,695
Wind Tre SpA(a)
01/20/2026	5.000%	23,000	20,725
Total			231,413
Jersey 0.0%
Delphi Technologies PLC(a)
10/01/2025	5.000%	14,000	13,248
Luxembourg 0.0%
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	17,000	15,448
Mexico 1.4%
Cemex SAB de CV(a)
04/16/2026	7.750%	450,000	496,691
Netherlands 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	11,000	11,025
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	11,000	10,789
Constellium NV(a)
05/15/2024	5.750%	16,000	15,869
03/01/2025	6.625%	13,000	13,277
Sensata Technologies BV(a)
10/01/2025	5.000%	20,000	20,057
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	29,000	26,521
Ziggo BV(a)
01/15/2027	5.500%	20,000	19,045
Total			116,583
Switzerland 0.0%
Weatherford International Ltd.
02/15/2024	9.875%	4,000	4,060
United Kingdom 0.9%
Sky PLC(a)
09/16/2024	3.750%	270,000	267,436
Virgin Media Finance PLC(a)
01/15/2025	5.750%	47,000	44,101
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	14,000	13,161
Total			324,698
United States 28.3%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	13,000	13,312
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AES Corp.
03/15/2023	4.500%	2,000	1,994
05/15/2026	6.000%	11,000	11,531
09/01/2027	5.125%	12,000	12,121
Ally Financial, Inc.
11/01/2031	8.000%	28,000	33,844
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	20,000	19,642
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	18,000	17,921
Angus Chemical Co.(a)
02/15/2023	8.750%	24,000	24,695
Apergy Corp.(a)
05/01/2026	6.375%	13,000	13,263
APX Group, Inc.
12/01/2022	7.875%	17,000	17,104
09/01/2023	7.625%	7,000	6,325
Ascend Learning LLC(a)
08/01/2025	6.875%	8,000	8,100
AT&T, Inc.
06/15/2045	4.350%	300,000	259,905
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	4,000	3,945
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	18,000	16,650
B&G Foods, Inc.
04/01/2025	5.250%	33,000	31,681
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	24,000	22,387
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	15,000	15,554
Boyd Gaming Corp.
04/01/2026	6.375%	9,000	9,185
Boyd Gaming Corp.(a)
08/15/2026	6.000%	5,000	5,031
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	8,000	8,370
Brighthouse Financial, Inc.
06/22/2047	4.700%	85,000	73,155
BWX Technologies, Inc.(a)
07/15/2026	5.375%	3,000	3,052
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	9,000	8,663
Calfrac Holdings LP(a)
06/15/2026	8.500%	4,000	3,859
Callon Petroleum Co.
10/01/2024	6.125%	6,000	6,103

2	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.(a)
07/01/2026	6.375%	16,000	16,143
Calpine Corp.
01/15/2025	5.750%	17,000	15,637
Calpine Corp.(a)
06/01/2026	5.250%	2,000	1,892
Camelot Finance SA(a)
10/15/2024	7.875%	15,000	14,893
Cardinal Health, Inc.
06/15/2047	4.368%	50,000	44,345
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	8,000	7,838
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	41,000	39,162
05/01/2027	5.875%	24,000	23,835
02/01/2028	5.000%	3,000	2,818
CDK Global, Inc.
06/01/2027	4.875%	12,000	11,763
Centene Corp.
01/15/2025	4.750%	6,000	5,999
Centene Corp.(a)
06/01/2026	5.375%	13,000	13,303
Centennial Resource Production LLC(a)
01/15/2026	5.375%	5,000	4,865
CenturyLink, Inc.
03/15/2022	5.800%	17,000	17,020
12/01/2023	6.750%	32,000	32,778
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	21,000	21,684
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	16,000	15,479
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	7,000	7,021
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	4,000	4,050
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	24,000	22,026
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	12,000	11,158
CMS Energy Corp.
11/15/2025	3.600%	85,000	82,953
02/15/2027	2.950%	225,000	206,331
ConAgra Foods, Inc.
09/15/2022	3.250%	345,000	335,859
Core & Main LP(a)
08/15/2025	6.125%	9,000	8,652
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	6,000	5,665
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	25,000	24,135
CSC Holdings LLC(a)
10/15/2025	6.625%	12,000	12,389
10/15/2025	10.875%	13,000	15,088
02/01/2028	5.375%	30,000	28,253
CSX Corp.
11/01/2046	3.800%	65,000	59,750
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	7,000	7,026
03/15/2027	5.375%	22,000	21,852
DaVita, Inc.
05/01/2025	5.000%	30,000	28,276
DCP Midstream Operating LP
07/15/2025	5.375%	8,000	8,168
04/01/2044	5.600%	7,000	6,704
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	13,000	13,100
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	7,000	7,260
Diamondback Energy, Inc.
11/01/2024	4.750%	6,000	5,833
05/31/2025	5.375%	34,000	34,058
DISH DBS Corp.
11/15/2024	5.875%	11,000	9,171
07/01/2026	7.750%	55,000	47,980
DTE Energy Co.
06/01/2024	3.500%	246,000	240,747
Duke Energy Carolinas LLC
03/15/2046	3.875%	45,000	43,253
Eldorado Resorts, Inc.
04/01/2025	6.000%	18,000	18,205
Emera U.S. Finance LP
06/15/2046	4.750%	225,000	225,274
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	2,000	1,955
01/30/2028	5.750%	20,000	19,581
Energy Transfer Equity LP
06/01/2027	5.500%	66,000	67,627
Enterprise Products Operating LLC
02/15/2045	5.100%	67,000	70,805
02/15/2048	4.250%	85,000	80,451
Envision Healthcare Corp.(a)
12/01/2024	6.250%	10,000	10,688

Columbia Global Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc.
01/15/2026	5.875%	36,000	37,208
05/15/2027	5.375%	25,000	25,202
First Data Corp.(a)
12/01/2023	7.000%	24,000	25,108
Five Corners Funding Trust(a)
11/15/2023	4.419%	295,000	303,716
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	5,000	5,030
Freeport-McMoRan, Inc.
03/15/2043	5.450%	45,000	39,950
Frontier Communications Corp.
01/15/2023	7.125%	5,000	3,625
01/15/2025	6.875%	11,000	7,015
09/15/2025	11.000%	5,000	4,062
Gartner, Inc.(a)
04/01/2025	5.125%	24,000	24,181
Gates Global LLC/Co.(a)
07/15/2022	6.000%	14,000	14,096
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	24,000	24,377
06/01/2028	5.750%	6,000	6,100
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	9,000	9,370
H&E Equipment Services, Inc.
09/01/2025	5.625%	7,000	6,935
Halcon Resources Corp.
02/15/2025	6.750%	23,000	21,418
HCA, Inc.
04/15/2025	5.250%	33,000	33,779
06/15/2026	5.250%	14,000	14,210
02/15/2027	4.500%	26,000	25,269
Hertz Corp. (The)(a)
06/01/2022	7.625%	15,000	14,641
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	6,000	6,001
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	8,000	8,176
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	16,000	16,375
Hologic, Inc.(a)
10/15/2025	4.375%	13,000	12,570
02/01/2028	4.625%	4,000	3,779
HUB International Ltd.(a)
05/01/2026	7.000%	15,000	15,054
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	9,000	8,714
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Informatica LLC(a)
07/15/2023	7.125%	12,000	12,177
International Game Technology PLC(a)
02/15/2022	6.250%	43,000	44,495
02/15/2025	6.500%	15,000	15,827
Interval Acquisition Corp.
04/15/2023	5.625%	23,000	23,129
IRB Holding Corp.(a)
02/15/2026	6.750%	4,000	3,812
Iron Mountain, Inc.(a)
09/15/2027	4.875%	7,000	6,414
03/15/2028	5.250%	15,000	13,873
iStar, Inc.
04/01/2022	6.000%	9,000	9,026
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	24,000	24,792
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	14,000	13,787
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	39,000	39,346
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	11,000	10,681
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	30,000	28,915
Kinder Morgan, Inc.
02/15/2046	5.050%	150,000	147,934
Koppers, Inc.(a)
02/15/2025	6.000%	6,000	6,008
L Brands, Inc.
11/01/2035	6.875%	12,000	10,338
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	8,000	7,854
11/01/2026	4.875%	23,000	22,702
Lennar Corp.
06/01/2026	5.250%	13,000	12,695
06/15/2027	5.000%	12,000	11,379
11/29/2027	4.750%	17,000	15,983
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	500,000	504,737
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	10,000	9,864
03/15/2026	5.625%	4,000	4,003
Match Group, Inc.
06/01/2024	6.375%	25,000	26,566
Match Group, Inc.(a)
12/15/2027	5.000%	7,000	6,581

4	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mattel, Inc.(a)
12/31/2025	6.750%	11,000	10,660
Meritage Homes Corp.
06/01/2025	6.000%	7,000	7,060
06/06/2027	5.125%	9,000	8,275
MetLife, Inc.
09/15/2023	4.368%	235,000	244,077
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	10,000	9,398
01/15/2028	4.500%	2,000	1,824
MGM Resorts International
12/15/2021	6.625%	23,000	24,485
Molson Coors Brewing Co.
07/15/2046	4.200%	80,000	73,061
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	31,000	32,051
MSCI, Inc.(a)
08/01/2026	4.750%	15,000	14,817
Multi-Color Corp.(a)
11/01/2025	4.875%	15,000	13,934
Nabors Industries, Inc.
01/15/2023	5.500%	2,000	1,941
Nabors Industries, Inc.(a)
02/01/2025	5.750%	24,000	22,693
Navient Corp.
01/25/2022	7.250%	10,000	10,454
03/25/2024	6.125%	19,000	18,799
10/25/2024	5.875%	12,000	11,626
06/15/2026	6.750%	9,000	8,862
Netflix, Inc.
11/15/2026	4.375%	4,000	3,755
Netflix, Inc.(a)
04/15/2028	4.875%	31,000	29,319
11/15/2028	5.875%	32,000	32,131
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	16,000	15,061
NFP Corp.(a)
07/15/2025	6.875%	16,000	15,564
NGPL PipeCo LLC(a)
08/15/2022	4.375%	6,000	6,016
12/15/2037	7.768%	30,000	36,615
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	9,000	8,262
NiSource, Inc.
05/15/2047	4.375%	175,000	175,205
Novelis Corp.(a)
08/15/2024	6.250%	13,000	13,044
09/30/2026	5.875%	39,000	37,382
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novolex (a)
01/15/2025	6.875%	6,000	5,832
NRG Energy, Inc.
01/15/2027	6.625%	27,000	27,920
NRG Energy, Inc.(a)
01/15/2028	5.750%	2,000	1,984
NRG Yield Operating LLC
08/15/2024	5.375%	49,000	48,845
09/15/2026	5.000%	21,000	19,739
NuStar Logistics LP
04/28/2027	5.625%	12,000	11,755
Olin Corp.
02/01/2030	5.000%	9,000	8,515
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	24,000	24,199
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	14,000	14,200
Pacific Gas & Electric Co.
02/15/2044	4.750%	129,000	125,718
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	29,000	28,685
10/15/2027	5.625%	2,000	1,991
Party City Holdings, Inc.(a),(d)
08/01/2026	6.625%	4,000	4,010
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	23,000	23,232
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	400,000	389,843
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	13,000	12,272
Penske Automotive Group, Inc.
12/01/2024	5.375%	3,000	2,938
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	3,000	3,152
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	285,000	259,485
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	2,000	2,050
12/01/2025	5.875%	21,000	21,098
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	9,000	9,307
Post Holdings, Inc.(a)
08/15/2026	5.000%	5,000	4,710
03/01/2027	5.750%	48,000	46,741
01/15/2028	5.625%	10,000	9,535
PPL Capital Funding, Inc.
06/01/2023	3.400%	525,000	514,129

Columbia Global Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(a)
11/15/2022	6.750%	24,000	25,183
12/15/2025	5.750%	9,000	8,933
Prestige Brands, Inc.(a)
03/01/2024	6.375%	26,000	26,056
Progress Energy, Inc.
04/01/2022	3.150%	1,325,000	1,304,982
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	13,000	12,689
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	19,000	18,051
Quicken Loans, Inc.(a)
05/01/2025	5.750%	22,000	21,913
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	2,000	1,937
02/15/2025	6.625%	12,000	11,239
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	33,000	33,532
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	10,000	9,934
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	19,000	22,110
Rowan Companies, Inc.
01/15/2024	4.750%	6,000	5,190
SBA Communications Corp.
09/01/2024	4.875%	45,000	43,537
Scientific Games International, Inc.
12/01/2022	10.000%	28,000	29,899
Scientific Games International, Inc.(a)
10/15/2025	5.000%	18,000	17,240
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	23,000	23,748
12/15/2026	5.250%	4,000	3,847
Sempra Energy
06/15/2024	3.550%	235,000	230,904
06/15/2027	3.250%	110,000	102,960
SESI LLC
09/15/2024	7.750%	12,000	12,385
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	7,000	6,960
07/15/2026	5.375%	12,000	11,759
08/01/2027	5.000%	26,000	24,768
SM Energy Co.
06/01/2025	5.625%	7,000	6,821
09/15/2026	6.750%	32,000	32,634
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	25,000	25,502
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/2046	4.400%	180,000	179,638
Spectrum Brands, Inc.
07/15/2025	5.750%	26,000	26,055
Springleaf Finance Corp.
03/15/2023	5.625%	4,000	4,009
03/15/2025	6.875%	12,000	12,176
03/15/2026	7.125%	8,000	8,129
Sprint Corp.
06/15/2024	7.125%	10,000	10,298
02/15/2025	7.625%	46,000	48,179
03/01/2026	7.625%	17,000	17,631
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	6,000	6,181
Sunoco LP/Finance Corp.(a)
02/15/2026	5.500%	11,000	10,491
Symantec Corp.(a)
04/15/2025	5.000%	19,000	18,748
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	9,000	9,042
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	41,000	40,501
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	33,000	31,187
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	15,000	15,007
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	180,000	177,170
Teleflex, Inc.
06/01/2026	4.875%	6,000	5,931
11/15/2027	4.625%	10,000	9,531
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	15,000	14,521
Tenet Healthcare Corp.
06/15/2023	6.750%	19,000	19,286
05/01/2025	5.125%	11,000	10,671
Tenet Healthcare Corp.(a)
08/01/2025	7.000%	6,000	6,048
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	21,000	19,773
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	42,000	44,151
02/01/2026	4.500%	6,000	5,630
02/01/2028	4.750%	10,000	9,270
TransDigm, Inc.
05/15/2025	6.500%	35,000	35,604
06/15/2026	6.375%	15,000	15,075

6	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	12,000	11,884
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	11,000	11,106
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	3,000	3,053
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	11,000	11,312
United Rentals North America, Inc.
05/15/2027	5.500%	21,000	20,764
01/15/2028	4.875%	21,000	19,621
Valeant Pharmaceuticals International, Inc.(a)
04/01/2026	9.250%	21,000	22,336
01/31/2027	8.500%	3,000	3,085
Verizon Communications, Inc.
03/15/2055	4.672%	40,000	37,584
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	3,000	3,086
Viking Cruises Ltd.(a)
09/15/2027	5.875%	9,000	8,828
Vistra Energy Corp.
11/01/2024	7.625%	15,000	16,117
Vistra Energy Corp.(a)
01/30/2026	8.125%	5,000	5,501
Weatherford International LLC(a)
03/01/2025	9.875%	2,000	2,028
Weatherford International Ltd.
06/15/2021	7.750%	8,000	8,238
WellCare Health Plans, Inc.
04/01/2025	5.250%	25,000	25,129
WESCO Distribution, Inc.
06/15/2024	5.375%	9,000	8,861
WeWork Companies, Inc.(a)
05/01/2025	7.875%	4,000	3,900
Whiting Petroleum Corp.
01/15/2026	6.625%	11,000	11,364
WPX Energy, Inc.
01/15/2022	6.000%	8,000	8,321
09/15/2024	5.250%	18,000	17,929
06/01/2026	5.750%	7,000	7,026
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	14,819
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	33,000	32,676
Corporate Bonds & Notes(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(a)
06/15/2023	9.875%		9,000	9,833
Total				10,194,372
Total Corporate Bonds & Notes (Cost $14,146,931)				13,891,379

Foreign Government Obligations(b),(e) 37.4%

Argentina 1.5%
Argentine Republic Government International Bond
04/22/2021	6.875%		300,000	300,736
04/22/2026	7.500%		250,000	238,154
Total				538,890
Canada 2.3%
Canadian Government Bond
06/01/2028	2.000%	CAD	1,100,000	820,215
Dominican Republic 1.3%
Dominican Republic International Bond(a)
04/20/2027	8.625%		400,000	456,123
Egypt 1.1%
Egypt Government International Bond(a)
01/31/2027	7.500%		400,000	416,824
Germany 10.3%
Bundesobligation (a),(f)
04/08/2022	0.000%	EUR	650,000	770,650
Bundesrepublik Deutschland Bundesanleihe(a)
07/04/2042	3.250%	EUR	500,000	873,271
08/15/2046	2.500%	EUR	1,300,000	2,058,682
Total				3,702,603
Honduras 0.7%
Honduras Government International Bond(a)
03/15/2024	7.500%		250,000	271,618
Italy 5.2%
Italy Buoni Poliennali Del Tesoro
11/01/2026	7.250%	EUR	283	447
Republic of Italy Government International Bond(a)
07/31/2024	5.125%	EUR	1,400,000	1,892,101
Total				1,892,548
Mexico 2.2%
Mexican Bonos
05/31/2029	8.500%	MXN	5,200,000	293,711

Columbia Global Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Foreign Government Obligations(b),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
01/24/2022	4.875%		500,000	504,208
Total				797,919
Russian Federation 2.0%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		550,000	585,223
08/16/2037	7.288%		115,000	132,022
Total				717,245
Senegal 1.7%
Senegal Government International Bond(a)
07/30/2024	6.250%		600,000	608,535
Serbia 0.6%
Serbia International Bond(a)
12/03/2018	5.875%		200,000	201,845
South Korea 1.9%
Korea Treasury Bond
06/10/2026	1.875%	KRW	800,000,000	683,968
Spain 3.0%
Spain Government Bond(a)
10/31/2025	2.150%	EUR	635,000	807,976
10/31/2044	5.150%	EUR	146,000	264,836
Total				1,072,812
United Kingdom 3.6%
United Kingdom Gilt(a)
12/07/2027	4.250%	GBP	300,000	494,670
01/22/2045	3.500%	GBP	450,000	802,609
Total				1,297,279
Total Foreign Government Obligations (Cost $13,622,173)				13,478,424

Residential Mortgage-Backed Securities - Non-Agency 1.3%

United States 1.3%
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-2 Class 1A3
11/25/2037	3.755%		460,461	461,391
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $467,346)				461,391

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Chesapeake Energy Corp.(h),(i)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.577%	22,759	23,772
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(h),(i)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.577%	6,913	6,945
Serta Simmons Bedding LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.097%	17,202	11,625
UFC Holdings LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.577%	2,000	2,007
Total			44,349
Total Senior Loans (Cost $48,825)			44,349

U.S. Treasury Obligations 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 11.1%
U.S. Treasury
03/31/2020	2.250%	2,000,000	1,987,427
05/15/2048	3.125%	2,000,000	2,016,584
Total			4,004,011
Total U.S. Treasury Obligations (Cost $4,007,536)			4,004,011

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(j),(k)	1,281,590	1,281,462
Total Money Market Funds (Cost $1,281,467)		1,281,462
Total Investments in Securities (Cost $35,415,968)		34,967,610
Other Assets & Liabilities, Net		1,114,984
Net Assets		$36,082,594

At July 31, 2018, securities and/or cash totaling $716,938 were pledged as collateral.
8	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
457,184 USD	620,000 AUD	Citi	08/28/2018	3,515	—
134,374 USD	855,000 DKK	Citi	08/28/2018	88	—
424,829 USD	118,000,000 HUF	Citi	08/28/2018	6,134	—
165,296 USD	5,500,000 THB	Citi	08/28/2018	119	—
252,606 USD	333,000 CAD	Credit Suisse	08/28/2018	3,506	—
1,064,948 USD	909,000 EUR	Credit Suisse	08/28/2018	181	—
55,631 USD	450,000 NOK	Credit Suisse	08/28/2018	—	(397)
208,438 USD	1,832,000 SEK	Credit Suisse	08/28/2018	352	—
19,900,000 JPY	178,490 USD	HSBC	08/28/2018	190	—
6,206,572 USD	693,158,000 JPY	HSBC	08/28/2018	4,014	—
3,372,000 MXN	176,047 USD	Morgan Stanley	08/28/2018	—	(4,031)
267,080 USD	265,000 CHF	Morgan Stanley	08/28/2018	1,170	—
53,433 USD	79,000 NZD	Morgan Stanley	08/28/2018	411	—
2,692 USD	10,000 PLN	Morgan Stanley	08/28/2018	46	—
80,751 USD	110,000 SGD	Morgan Stanley	08/28/2018	89	—
222,000,000 KRW	198,108 USD	Standard Chartered	08/28/2018	—	(1,257)
63,518 USD	3,940,000 RUB	Standard Chartered	08/28/2018	—	(645)
545,552 USD	412,000 GBP	UBS	08/28/2018	—	(4,157)
Total				19,815	(10,487)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	4	09/2018	AUD	516,835	4,972	—
U.S. Ultra Bond	7	09/2018	USD	1,108,662	—	(5,389)
Total					4,972	(5,389)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(66)	12/2019	EUR	(16,514,850)	—	(21,064)
Euro-Bobl	(68)	09/2018	EUR	(8,997,855)	58,261	—
Euro-Bund	(4)	09/2018	EUR	(650,452)	3,565	—
U.S. Treasury 10-Year Note	(77)	09/2018	USD	(9,252,388)	—	(10,392)
U.S. Treasury 5-Year Note	(29)	09/2018	USD	(3,291,671)	5,575	—
Total					67,401	(31,456)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.366%	3-Month USD LIBOR	Receives semi annually, Pays quarterly	Morgan Stanley	10/10/2027	USD	5,500,000	(272,213)	—	—	—	(272,213)
Fixed rate of 0.254%	6-Month JPY BBA LIBOR	Receives semi annually, Pays semi annually	Morgan Stanley	07/19/2046	JPY	168,962,883	(260,084)	—	—	—	(260,084)
Total							(532,297)	—	—	—	(532,297)

Columbia Global Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 29	Citi	06/20/2023	1.000	Quarterly	USD	800,000	24,023	(933)	14,235	—	8,855	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	USD	3,050,000	(55,599)	—	—	—	(55,599)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	2,000,000	(10,449)	—	—	—	(10,449)
Markit iTraxx Europe Crossover Index, Series 29	Morgan Stanley	06/20/2023	5.000	Quarterly	EUR	3,000,000	(9,896)	—	—	—	(9,896)
Total							(75,944)	—	—	—	(75,944)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $19,099,072, which represents 52.93% of net assets.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2018.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2018.
(h)	The stated interest rate represents the weighted average interest rate at July 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(i)	Variable rate security. The interest rate shown was the current rate as of July 31, 2018.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	1,844,323	26,602,626	(27,165,359)	1,281,590	(264)	(12)	43,235	1,281,462
10	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Columbia Global Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Global Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	200,867	—	—	200,867
Commercial Mortgage-Backed Securities - Agency	—	297,063	—	—	297,063
Commercial Mortgage-Backed Securities - Non-Agency	—	1,308,664	—	—	1,308,664
Corporate Bonds & Notes	—	13,891,379	—	—	13,891,379
Foreign Government Obligations	—	13,478,424	—	—	13,478,424
Residential Mortgage-Backed Securities - Non-Agency	—	461,391	—	—	461,391
Senior Loans	—	44,349	—	—	44,349
U.S. Treasury Obligations	4,004,011	—	—	—	4,004,011
Money Market Funds	—	—	—	1,281,462	1,281,462
Total Investments in Securities	4,004,011	29,682,137	—	1,281,462	34,967,610
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	19,815	—	—	19,815
Futures Contracts	72,373	—	—	—	72,373
Swap Contracts	—	8,855	—	—	8,855
Liability
Forward Foreign Currency Exchange Contracts	—	(10,487)	—	—	(10,487)
Futures Contracts	(36,845)	—	—	—	(36,845)
Swap Contracts	—	(608,241)	—	—	(608,241)
Total	4,039,539	29,092,079	—	1,281,462	34,413,080
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
12	Columbia Global Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Absolute Return Currency and Income Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Education Finance, Inc.(a)
Series 2007-1 Class A2
3-month USD LIBOR + 0.750% 01/29/2046	3.089%	750,000	723,984
Total Asset-Backed Securities — Non-Agency (Cost $746,953)			723,984

Money Market Funds 98.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(b),(c)	38,533,847	38,529,994
Total Money Market Funds (Cost $38,532,420)		38,529,994
Total Investments in Securities (Cost: $39,279,373)		39,253,978
Other Assets & Liabilities, Net		(282,629)
Net Assets		38,971,349
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,226,000 AUD	4,609,308 USD	Credit Suisse	08/15/2018	—	(16,649)
78,527,000 SEK	9,012,130 USD	Credit Suisse	08/15/2018	72,006	—
1,107,000 SEK	125,696 USD	Credit Suisse	08/15/2018	—	(333)
153,458 USD	207,000 AUD	Credit Suisse	08/15/2018	344	—
13,518,907 USD	18,075,000 AUD	Credit Suisse	08/15/2018	—	(89,069)
101,824 USD	899,000 SEK	Credit Suisse	08/15/2018	525	—
62,998 USD	552,000 SEK	Credit Suisse	08/15/2018	—	(154)
11,861,000 CAD	9,108,528 USD	HSBC	08/15/2018	—	(11,606)
9,079,138 USD	11,861,000 CAD	HSBC	08/15/2018	40,995	—
22,324,086 USD	181,681,000 NOK	HSBC	08/15/2018	—	(37,197)
13,164,000 NZD	8,974,071 USD	Morgan Stanley	08/15/2018	1,716	—
443,000 NZD	300,571 USD	Morgan Stanley	08/15/2018	—	(1,370)
236,043 USD	348,000 NZD	Morgan Stanley	08/15/2018	1,148	—
22,531,484 USD	32,897,000 NZD	Morgan Stanley	08/15/2018	—	(109,456)
22,270,000 CHF	22,586,322 USD	UBS	08/15/2018	69,021	—
8,812,000 CHF	8,905,868 USD	UBS	08/15/2018	—	(3,986)
19,255,000 EUR	22,676,069 USD	UBS	08/15/2018	137,043	—
9,013,196 USD	8,970,000 CHF	UBS	08/15/2018	56,413	—
128,326 USD	110,000 EUR	UBS	08/15/2018	435	—
9,029,346 USD	7,707,000 EUR	UBS	08/15/2018	—	(7,883)
Total				379,646	(277,703)
Columbia Absolute Return Currency and Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Absolute Return Currency and Income Fund, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of July 31, 2018.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.035%
	53,613,664	19,807,206	(34,887,023)	38,533,847	(1,483)	(2,692)	514,992	38,529,994
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
2	Columbia Absolute Return Currency and Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Absolute Return Currency and Income Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	723,984	—	—	723,984
Money Market Funds	—	—	—	38,529,994	38,529,994
Total Investments in Securities	—	723,984	—	38,529,994	39,253,978
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	379,646	—	—	379,646
Liability
Forward Foreign Currency Exchange Contracts	—	(277,703)	—	—	(277,703)
Total	—	825,927	—	38,529,994	39,355,921
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Absolute Return Currency and Income Fund | Quarterly Report 2018	3

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2018